Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2019	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Jul. 29, 2019
Ratio of share subdivision	8
ADS ratio	8					1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic		¥ 149,263	$ 21,080	¥ 87,600	¥ 63,985
Dilution effect arising from share based awards issued by subsidiaries and equity investees | ¥		(48)		(42)	(21)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 149,215		¥ 87,558	¥ 63,964
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)		21,017	21,017	20,640	20,425
Adjustments for dilutive RSUs and share options (million shares)		329	329	348	456
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)		21,346	21,346	20,988	20,881
Net income per ordinary share - basic | (per share)		¥ 7.10	$ 1.00	¥ 4.24	¥ 3.13
Net income per ordinary share - diluted | (per share)		6.99	0.99	4.17	3.06
Earnings per ADS
Net income per ADS - basic | (per share)		56.82	8.02	33.95	25.06
Net income per ADS - diluted | (per share)		¥ 55.93	$ 7.90	¥ 33.38	¥ 24.51